BORROWINGS	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Disclosure of borrowings [text block]	BORROWINGS
Non-Recourse Borrowings

	As of
US$ MILLIONS	June 30, 2020	December 31, 2019
Non-current	$3,114	$3,526
Total	$3,114	$3,526

Non-recourse borrowings have decreased by $0.4 billion since year-end. The decrease is attributable to a decrease in foreign denominated debt as the foreign currencies underlying non-recourse borrowings depreciated relative to the U.S. dollar during the six-month period ended June 30, 2020. The decrease was partially offset by additional net borrowings of $55 million associated with growth initiatives.